Prepayment for Land Use Rights	12 Months Ended
Jun. 30, 2024
Prepayment For Land Use Rights [Abstract]
PREPAYMENT FOR LAND USE RIGHTS

NOTE 8 – PREPAYMENT FOR LAND USE RIGHTS

On November 26, 2021, the Company prepaid RMB10 million (US$1.40 million) to the local government for land on which it plans to build a new plant. The land is in Jiangsu Province, with an area of approximately 13,000 square meters. On April 29, 2024, the local government issued a statement indicating it will expedite the approval process. As of the date that the CFS is issued, the approval process is still in progress.